FINANCIAL INCOME (EXPENSES), NET	12 Months Ended
Dec. 31, 2016
Financial Income (Expenses), Net [Abstract]
FINANCIAL INCOME (EXPENSES), NET
NOTE 10   FINANCIAL INCOME (EXPENSES), NET
	Year ended December 31,
	2016	2015	2014
	U.S. dollars in thousands
Financial income (expenses), net
Foreign currency gains (losses), net	(11)	(185)	(3,104)
Bank charges	(649)	(421)	(199)
Gain (Loss) from sales of marketable securities	78	(311)	(1,139)
	(582)	(917)	(4,442)